Notes payable - Schedule of company’s credit facilities outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Sep. 03, 2024	Dec. 31, 2023	Dec. 29, 2023	Apr. 30, 2023	Mar. 21, 2023
Notes payable
Outstanding balance	$ 579,403
Line of credit
Notes payable
Original facility size	655,725
Outstanding balance	579,403
Senior Secured Notes – 2026
Notes payable
Outstanding balance	460,000		$ 475,000
Senior Secured Notes – 2026 | Line of credit
Notes payable
Original facility size	475,000
Outstanding balance	$ 460,000
Stated interest rate	8.00%
Bloom Notes – 2024
Notes payable
Outstanding balance	$ 16,500		47,500	$ 47,500		$ 46,000
Bloom Notes – 2024 | Line of credit
Notes payable
Original facility size	50,000
Outstanding balance	$ 16,500				$ 47,500
Stated interest rate	10.00%
Installment amount	$ 31,000
Bloom Notes – 2025
Notes payable
Outstanding balance	60,000		60,000
Bloom Notes – 2025 | Line of credit
Notes payable
Original facility size	60,000
Outstanding balance	$ 60,000
Stated interest rate	4.00%
Seller notes payable
Notes payable
Outstanding balance	$ 4,364		6,567
Seller notes payable | Line of credit
Notes payable
Original facility size	4,600
Outstanding balance	$ 4,364
Stated interest rate	5.00%
ABL Facility – EWB
Notes payable
Outstanding balance	$ 12,000		6,500
ABL Facility – EWB | Line of credit
Notes payable
Original facility size	12,000
Outstanding balance	$ 12,000
Stated interest rate	6.00%
Needham LOC
Notes payable
Outstanding balance	$ 11,100		$ 0
Needham LOC | Line of credit
Notes payable
Original facility size	40,000
Outstanding balance	$ 11,100
Stated interest rate	7.99%
Other notes payable - BHH Note | Line of credit
Notes payable
Original facility size	$ 7,500
Outstanding balance	$ 7,500
Stated interest rate	15.00%
Other notes payable - VOWL Note | Line of credit
Notes payable
Original facility size	$ 2,226
Outstanding balance	$ 1,989
Stated interest rate	5.90%
Other notes payable - NGC Note | Line of credit
Notes payable
Original facility size	$ 1,600
Outstanding balance	$ 1,699
Stated interest rate	10.00%	12.00%
Other notes payable - miscellaneous | Line of credit
Notes payable
Original facility size	$ 2,799
Outstanding balance	$ 4,251